Warrants (Tables)	9 Months Ended
Sep. 30, 2013
Valuation of Derivative Liabilities Using a Binomial Pricing Model with Weighted Average Assumptions
The derivative liabilities were valued at their issuance dates and at September 30, 2013 using a Binomial pricing model and the following weighted average assumptions:

	Closing date	September 30, 2013
Expected volatility	46.3%	40.8%
Risk-free interest rate	1.24%	1.81%
Dividend yield	0.00%	0.00%
Remaining expected term of underlying securities (years)	6.9	6.32